[LOGO OF LINCOLN LIFE]                      VUL III
                                            Annual
                                            Report
                                            1995

[LOGO OF LINCOLN LIFE]

January 1996


Dear VUL III Policyholder:

1995 was a very prosperous year for most investors. The year saw a dramatic continuation of the rally in the financial marketplace that began in late 1994. The performance of the funds underlying the VUL III subaccounts reflects 1995's strong investment markets.

Last month we sent you the annual report of the American Variable Insurance Series funds and mentioned that you would shortly receive a similar report for two additional fund options managed by Lincoln Investment Management, Inc. You will find this report on the following pages.

The following table shows the change in unit values of these two subaccounts over several time periods. These figures are slightly different from those appearing in the accompanying report as they reflect the deduction of asset charges associated with your policy.

                                                Percent change in unit values
                                                Periods ended 12/31/95
                                               ---------------------------------------------------------------
VUL III subaccounts                                               5-year average         10-year average
(Fund inception date)                           1 year            annual compound        annual compound
-------------------------------------------------------------------------------------------------------------
Growth and Income Fund (1/1/82)                 37.31%            15.45%                 13.51%
Special Opportunities Fund (1/1/82)             30.87             18.23                  11.67

VUL III began operations on 1/23/89; results prior to 1/23/89 are hypothetical. The rates of return shown in the above table reflect the percentage change in unit values of the Separate Account, and represent the gross investment results of the subaccounts minus the asset management charges and any miscellaneous expenses incurred by the funds, and minus the mortality and expense risk charges made by the Separate Account.

The positive performance of the subaccounts in 1995, in comparison to the relatively poor performance of 1994, illustrates the importance of keeping a long-term perspective and maintaining a well-diversified portfolio. As we've mentioned in previous reports, it is important that your allocations among the available investment options are consistent with your individual risk tolerance and your long term investment horizon.

The following pages contain performance and investment commentary regarding the Growth and Income Fund and the Special Opportunities Fund. More detailed information about these two underlying funds follows the commentary.

Your decision to select one of our variable insurance products was well rewarded in 1995 and we appreciate the opportunity to help you achieve your financial security goals. Thank you again for placing your confidence in Lincoln Life. If we can be of further service, please call one of our customer service representatives on our toll free number- 1-800-348-0851.

Sincerely,

/s/Kelly D. Clevenger                   /s/Edward B. Martin

Kelly D. Clevenger                      Edward B. Martin, CLU
Vice President                          Vice President



Note: The investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This material must be preceded or accompanied by a prospectus for the Lincoln Life Flexible Premium Variable Life Account G. Read the prospectus carefully before you invest.

How a $10,000 investment has grown

The following charts show the growth of $10,000 invested in each of the investment portfolios. However, the variable annuity and life insurance contracts that use these funds have certain fees and expenses not reflected here.

Growth and Income Fund

Growth of $10,000 invested 1/1/86 through 12/31/95

[CHART APPEARS HERE]

Stocks provided extraordinary gains this year as the S&P 500 Index returned 37.6%. At the beginning of the year, the economic soil did not seem rich enough to yield such a bountiful crop of returns. The Federal Reserve had aggressively raised interest rates to cut off a perceived threat of inflation. This tightening action was intended to slow down the economy and, in turn, may have tamed corporate profits. Quite to the contrary, while growth in Gross Domestic Product decreased early in the year, corporate profits were robust, surpassing the average expectations. These strong earnings fueled the stock market returns early in the year. Later in the year, while earnings continued to grow, the Federal Reserve lowered interest rates. This action boosted both the stock and bond markets.

Separate from the impact of raw earnings and economic forces on the market, speculation and politics also played a role in the market's dramatic rise. Technology stocks were hot. In part, the phenomenon of the Internet and the convenience and affordability of high powered computers drove technology stocks higher. However, politics played a role in that technology stocks generally do not pay dividends and they would benefit from the anticipated capital gains tax cut proposed by Congress.

The Growth and Income Fund had a strong year, outpacing the vast majority of similar funds. While the economic environment at the beginning of the year did not seem positive for stocks, investors with a long term perspective were rewarded for investing in the Growth & Income Fund and participating fully in the rally of 1995.

                                                                T. Scott Wittman
                                                         Vantage Global Advisors

Special Opportunities Fund

Growth of $10,000 invested 1/1/86 through 12/31/95

[CHART APPEARS HERE]

The stock market had a remarkable year in 1995 with larger stocks leading the way. The Dow Jones Industrial Average broke through the 4000 mark early in the year and surged straight through the 5000 mark by November. Larger stocks, as represented by the S&P 500 returned 37.6% while the Russell 2000 which is comprised of mostly smaller stocks returned 28.4%. In both cases, the returns were well above historical averages. The Special Opportunities Fund which invests in mid-sized companies performed in line with these benchmarks with a return for the year in between the S&P 500 and the Russell 2000.

Throughout 1994 and into 1995, the Federal Reserve had been raising interest rates, attempting to accomplish a "soft landing," (i.e. slow the economy without causing a recession.) Some say Alan Greenspan and his associates have achieved this objective as growth in GDP had decreased but remains positive. Greenspan's intention was to slow the economy to fight off the threat of inflation. At this point inflation appears to be in check.

Given this action by the Fed and the economic consequences, investors steered toward issues that were less likely to be affected by an economic downturn. Large consumer non-cyclicals such as tobacco and pharmaceutical companies performed exceptionally well. Large companies were further bolstered by a flurry of mergers and acquisitions in the banking industry with financial companies in general outpacing the averages substantially. In contrast, economically sensitive companies such as small retailers were weak.

Historically, smaller companies have provided a higher long term return. The underperformance of smaller companies last year was due largely to the economic uncertainty early in the year. The Special Opportunities Fund is designed to capture the additional long term return opportunities of smaller companies and has provided competitive returns relative to its peers and relevant mid-cap indices.

                                                                T. Scott Wittman
                                                         Vantage Global Advisors



                                   First time use with the public February 1996.


Lincoln National Growth and Income Fund, Inc.

Statement of Net Assets
December 31, 1995

Investments
                                             Number       Market
Common Stocks:                              of Shares      Value
                                            ----------  -----------

Aerospace:  1.4%
--------------------------------------------------------------------
McDonnell Douglas Corp.                        270,900  $24,922,800
--------------------------------------------------------------------


Air Transportation:  0.6%
--------------------------------------------------------------------
AMR Corp.*                                     154,900   11,501,325
--------------------------------------------------------------------


Banking and Insurance:  10.6%
--------------------------------------------------------------------
AllState Corp.                                 480,049   19,742,015
American General Corp.                         584,000   20,367,000
Bank of Boston Corp.                           521,500   24,119,375
Bank of New York Inc.                          502,500   24,496,875
Chemical Banking Corp.                         458,800   26,954,500
Cigna Corp.                                    248,800   25,688,600
First Chicago NBD Corp.                        615,943   24,329,749
NationsBank Corp.                              227,500   15,839,687
Transamerica Corp.                             104,300    7,600,863
Transport Holdings Inc.*                            77        3,138
Travelers Inc.                                  83,500    5,250,062
--------------------------------------------------------------------
                                                        194,391,864

Broadcasting:  1.3%
--------------------------------------------------------------------
Capital Cities ABC Inc.                         82,400   10,166,100
King World Productions Inc.*                   328,900   12,785,988
--------------------------------------------------------------------
                                                         22,952,088

Building Materials:  0.7%
--------------------------------------------------------------------
Dover Corp.                                    334,200   12,323,625
--------------------------------------------------------------------


Building and Construction:  0.4%
--------------------------------------------------------------------
Armstrong World Industries Inc.                114,900    7,123,800
--------------------------------------------------------------------


Chemicals:  3.1%
--------------------------------------------------------------------
Dow Chemical Co.                               147,600   10,387,350
Du Pont E I De Nemours & Co.                   248,300   17,349,962
Eastman Chemical Co.                            82,900    5,191,613
Olin Corp.                                     171,400   12,726,450
Union Carbide Corp.                            274,700   10,301,250
--------------------------------------------------------------------
                                                         55,956,625

Consumer Products and Services:  5.7%
--------------------------------------------------------------------
American Brands Inc.                           133,500    5,957,437
Black & Decker Corp.                           323,000   11,385,750
Omnicom Group Inc.                             232,800    8,671,800
Philip Morris Co. Inc.                         583,000   52,761,500
Procter & Gamble Co.                           320,700   26,618,100
--------------------------------------------------------------------
                                                        105,394,587

Drug and Hospital Supplies:  8.3%
--------------------------------------------------------------------
Baxter International Inc.                      637,500   26,695,313
Bristol Myers Squibb Co.                       488,300   41,932,762
Lilly (Eli) & Co.                              260,000   14,625,000
Merck & Co. Inc.                               150,800    9,915,100
Pharmacia & Upjohn Inc.*                       719,490   27,880,237
Schering-Plough Corp.                          578,900   31,694,775
--------------------------------------------------------------------
                                                        152,743,187

Electrical and Electronics:  7.7%
--------------------------------------------------------------------
Alliance Semiconductor Corp.*                  296,100    3,442,163
Applied Materials Inc.*                        565,400   22,262,625
Arrow Electrics Inc.*                          115,200    4,968,000
Avnet Inc.                                     239,400   10,713,150
General Electric Co.                           563,500   40,572,000
Harris Corp.                                   306,300   16,731,637
Mentor Graphics Corp.*                         411,200    7,504,400
Read Rite Corp.*                               638,700   14,849,775
Teradyne Inc.*                                 568,000   14,200,000
Texas Instruments Inc.                         100,100    5,180,175
--------------------------------------------------------------------
                                                        140,423,925

Entertainment:  2.1%
--------------------------------------------------------------------
Bally Entertainment Corp.*                     555,500    7,777,000
Mattel Inc.                                    252,031    7,749,953
Mirage Resorts Inc.*                           678,400   23,404,800
--------------------------------------------------------------------
                                                         38,931,753

Finance:  0.9%
--------------------------------------------------------------------
Household International Inc.                   270,700   16,005,137
--------------------------------------------------------------------


Food and Beverage:  6.9%
--------------------------------------------------------------------
Campbell Soup Co.                               70,300    4,218,000
Coca Cola Co.                                  329,700   24,480,225
ConAgra Inc.                                   331,900   13,690,875
CPC International Inc.                         146,100   10,026,112
Heinz H.J. Co.                                 407,150   13,486,844
IBP Inc.                                       355,300   17,942,650
RJR Nabisco Holding Corp.                      318,920    9,846,655
Safeway Inc.*                                  515,900   26,568,850
Universal Foods Corp.                          142,600    5,721,825
--------------------------------------------------------------------
                                                        125,982,036

Industrial:  0.5%
--------------------------------------------------------------------
TRW Inc.                                       126,100    9,772,750
--------------------------------------------------------------------


Machinery and Engineering:  1.2%
--------------------------------------------------------------------
Novellus Systems Inc.*                         394,300   21,292,200
--------------------------------------------------------------------


Metals and Mining:  2.2%
--------------------------------------------------------------------
Cyprus Amax Minerals Co.                       413,200   10,794,850
Parker Hannifin Corp.                          261,950    8,971,787
Phelps Dodge Corp.                             336,800   20,965,800
--------------------------------------------------------------------
                                                         40,732,437

Motor Vehicles and Equipment:  2.6%
--------------------------------------------------------------------
Eaton Corp.                                    373,100   20,007,488
Ford Motor Co.                                 405,400   11,756,600
Goodrich BF Co.                                139,400    9,496,625
Navistar International Corp.*                  679,900    7,138,950
--------------------------------------------------------------------
                                                         48,399,663

Office and Business Equipment and Services:  7.0%
--------------------------------------------------------------------
Adaptec Inc.*                                  200,400    8,216,400
Cadence Design Systems Inc.*                   494,250   20,758,500
Cisco Systems Inc.*                            150,300   11,216,138
Computer Associates International Inc.          95,300    5,420,187
Dell Computer Corp.*                           626,200   21,682,175
Digital Equipment Corp.*                        73,600    4,719,600
Manpower Inc.                                  213,100    5,993,437
Micron Technology Inc.                         118,100    4,679,713
Reynolds & Reynolds Co.                        209,200    8,132,650
Seagate Technology*                            230,300   10,939,250
Sun Microsystems Inc.*                         568,200   25,924,125
--------------------------------------------------------------------
                                                        127,682,175

Paper: 1.8%
--------------------------------------------------------------------
Bowater Inc.                                   546,800   19,411,400
Stone Container Corp.                          465,500    6,691,562
Union Camp Corp.                               151,600    7,219,950
--------------------------------------------------------------------
                                                         33,322,912

Petroleum and Petroleum Related:  9.1%
--------------------------------------------------------------------
Amoco Corp.                                    288,900   20,764,687
Atlantic Richfield Co.                          92,900   10,288,675
Exxon Corp.                                    574,400   46,023,800
Halliburton Co.                                277,800   14,063,625
Lyondell Petrochemical Co.                     588,300   13,457,363
Mobil Corp.                                    123,200   13,798,400
Occidental Petroleum Corp.                     195,000    4,168,125
Royal Dutch Petroleum Co.                      147,600   20,830,050
Williams Companies Inc.                        537,500   23,582,812
--------------------------------------------------------------------
                                                        166,977,537

Printing and Publishing:  0.5%
--------------------------------------------------------------------
New York Times Co.                             321,800    9,533,325
--------------------------------------------------------------------

                                            Number            Market
                                          of Shares           Value
                                          ----------        -----------

Public Utilities:  4.4%
------------------------------------------------------------------------
Baltimore Gas & Electric Co.              150,900            $4,300,650
Consolidated Edison Co.                   679,900            21,756,800
General Public Utilities Corp.            272,450             9,263,300
New York State Electric & Gas Corp.*      331,300             8,572,388
Northeast Utilities                       388,000             9,457,500
SCE Corp.                                 203,700             3,615,675
Unicom Corp.                              730,900            23,936,975
------------------------------------------------------------------------
                                                             80,903,288

Railroads:  0.2%
------------------------------------------------------------------------
Conrail Inc.                               44,200             3,094,000
------------------------------------------------------------------------


Retail:  3.6%
------------------------------------------------------------------------
Eckerd Corp.*                             115,300             5,145,263
Jostens Inc.                               56,100             1,360,425
Kroger Co.*                               611,600            22,935,000
Pier 1 Imports Inc.                       416,700             4,739,962
Sears, Roebuck & Co.                      228,200             8,899,800
Staples Inc.*                             773,800            18,861,375
Waban Inc.*                               252,500             4,734,375
------------------------------------------------------------------------
                                                             66,676,200

Securities Dealers:  1.5%
------------------------------------------------------------------------
Bear, Stearns & Co. Inc.                  807,100            16,041,113
Dean Witter Discover & Co.                261,800            12,304,600
------------------------------------------------------------------------
                                                             28,345,713

Shoes:  0.7%
------------------------------------------------------------------------
Nike Inc.                                 178,600            12,435,025
------------------------------------------------------------------------


Soaps, Cleaner and Cosmetics:  1.9%
------------------------------------------------------------------------
Clorox Co.                                220,000            15,757,500
Colgate-Palmolive Co.                     264,900            18,609,225
------------------------------------------------------------------------
                                                             34,366,725

Telecommunications:  9.2%
------------------------------------------------------------------------
American Telephone & Telegraph Co.        345,200            22,351,700
Ameritech Corp.                           607,500            35,842,500
Bellsouth Corp.                           573,600            24,951,600
Comsat Corp.                              281,600             5,244,800
GTE Corp.                                 738,000            32,472,000
Pacific Telesis Group                     821,000            27,606,125
SBC Communications Inc.                   135,800             7,808,500
Sprint Corp.                              333,500            13,298,313
------------------------------------------------------------------------
                                                            169,575,538

Transportation: 0.9%
------------------------------------------------------------------------
Illinois Central Corp.                    311,300            11,946,138
PHH Corp.                                  92,700             4,333,725
------------------------------------------------------------------------
                                                             16,279,863

Total Common Stocks:  97.0%
(Cost  $1,404,390,388)                                    1,778,042,103
------------------------------------------------------------------------

                                          Par
Money Market Instruments:                Amount
                                       ----------

AT&T Corp.
  5.65%, 1/17/96                       $5,000,000             4,984,306
U.S. Treasury Bill
  0.0%, 5/2/96                          4,500,000             4,229,957
Avco Financial Services
  5.66%, 2/13/96                        2,500,000             2,464,232
Bell Atlantic Financial Services
  5.77%, 1/17/96                        7,600,000             7,556,148
Commercial Credit Co.
  5.81%, 1/8/96                         3,300,000             3,289,348
ITT-Hartford Group, Inc.
  5.8%, 1/18/96                         6,300,000             6,276,655
  5.65%,1/19/96                         5,900,000             5,880,555



                                          Par                 Market
                                         Amount                Value
                                       ----------           -----------
PHH Corp.
  5.85%, 1/10/96                       $3,725,000            $3,717,131
  5.75%, 1/19/96                        6,300,000             6,250,694
Smith Barney
  5.8%, 1/3/96                          4,200,000             4,185,790
  5.9%, 1/3/96                          5,600,000             5,593,521
Sony Capital Corp.
  6.05%, 1/5/96                         1,400,000             1,398,118
Sumitomo Corp. Of America
  5.75%,  1/4/96                       12,700,000            12,664,736
  5.75%, 1/5/96                         5,800,000             5,785,178
  5.8%,  1/22/96                        5,275,000             5,253,753
Temple-Inland Inc.
  5.9%, 1/17/96                         5,000,000             4,983,611
UBS Finance Inc.
  5.75%, 1/2/96                         6,800,000             6,786,967
------------------------------------------------------------------------

Total Money Market Instruments:  5.0%
(Cost  $91,300,700)                                          91,300,700
------------------------------------------------------------------------

Total Investments:  102.0%
(Cost $1,495,691,088)                                     1,869,342,803
------------------------------------------------------------------------

Other Assets Under Liabilities  (2.0%)                      (35,892,346)
------------------------------------------------------------------------

Net Assets:  100.0%
(equivalent to $29.756 per share
based on 61,615,296 shares
issued and outstanding)                                  $1,833,450,457
========================================================================


Lincoln National Special Opportunities Fund, Inc.

Statement of Net Assets
December 31, 1995

Investments
                                         Number               Market
Common Stocks:                         of Shares              Value
                                       ----------          -----------
Aerospace:  1.0%
------------------------------------------------------------------------
McDonnell Douglas Corp.                    53,400            $4,912,800
------------------------------------------------------------------------


Banking and Insurance:  10.9%
------------------------------------------------------------------------
Bank of Boston Corp.                      110,000             5,087,500
Bank of New York Inc.                     109,500             5,338,125
Chemical Banking Corp.                     84,500             4,964,375
Cigna Corp.                                47,100             4,863,075
First Chicago NBD Corp.                   121,994             4,818,763
Mid Ocean LTD Shares                      138,600             5,145,525
NationsBank Corp.                          71,100             4,950,338
Star Banc Corp.                            80,000             4,760,000
Transamerica Corp.                         70,400             5,130,400
Travelers Inc.                             80,800             5,080,300
US Life Corp.                             166,950             4,987,631
------------------------------------------------------------------------
                                                             55,126,032

Building Materials:  1.0%
------------------------------------------------------------------------
Dover Corp.                               135,700             5,003,938
------------------------------------------------------------------------

Chemicals:  2.9%
------------------------------------------------------------------------
Eastman Chemical Co.                       74,800             4,684,350
Olin Corp.                                 69,700             5,175,225
Union Carbide Corp.                       129,500             4,856,250
------------------------------------------------------------------------
                                                             14,715,825

Consumer Products and Services:  3.9%
------------------------------------------------------------------------
American Brands Inc.                      111,900             4,993,538
Leggett & Platt Inc.                      210,900             5,114,325
The Stanley Works                          89,900             4,629,850
Universal Corp.                           207,700             5,062,687
------------------------------------------------------------------------
                                                             19,800,400


                                            Number              Market
                                          of Shares              Value
                                          ----------          -----------

Drug and Hospital Supplies:  4.0%
--------------------------------------------------------------------------
Baxter International Inc.                   118,000            $4,941,250
Medtronic Inc.                               87,800             4,905,825
Nellcor Inc.*                                87,800             5,092,400
Pharmacia & Upjohn Inc.*                    136,590             5,292,863
--------------------------------------------------------------------------
                                                               20,232,338

Electrical and Electronics:  7.5%
--------------------------------------------------------------------------
Alliance Semiconductor Corp.*               256,600             2,982,975
Applied Materials Inc.*                     116,800             4,599,000
Cirrus Logic Inc.*                          111,500             2,202,125
Cypress Semiconductor Corp.*                362,100             4,616,775
Harris Corp.                                 92,900             5,074,663
Lam Research Corp.*                         108,000             4,941,000
Teradyne Inc.*                              206,100             5,152,500
Texas Instruments Inc.                       77,200             3,995,100
TRW Inc.                                     57,700             4,471,750
--------------------------------------------------------------------------
                                                               38,035,888

Entertainment:  2.1%
--------------------------------------------------------------------------
Mattel Inc.                                 176,843             5,437,922
Mirage Resorts Inc.*                        151,300             5,219,850
--------------------------------------------------------------------------
                                                               10,657,772

Finance:  0.9%
--------------------------------------------------------------------------
Household International Inc.                 78,500             4,641,312
--------------------------------------------------------------------------


Food and Beverage:  3.7%
--------------------------------------------------------------------------
Heinz H.J. Co.                              156,300             5,177,438
IBP Inc.                                     79,400             4,009,700
International Multifoods Corp.              220,700             4,441,587
Von Companies Inc.*                         183,700             5,189,525
--------------------------------------------------------------------------
                                                               18,818,250

Industrial:  0.7%
--------------------------------------------------------------------------
Measurex Corp.                              111,100             3,138,575
Trinova Corp.                                 8,500               243,313
--------------------------------------------------------------------------
                                                                3,381,888

Machinery and Engineering:  2.0%
--------------------------------------------------------------------------
Carpenter Technology Corp.                  123,000             5,058,375
Novellus Systems Inc.*                       90,300             4,876,200
--------------------------------------------------------------------------
                                                                9,934,575

Metals and Mining:  4.5%
--------------------------------------------------------------------------
ASARCO Inc.                                 157,100             5,027,200
Ball Corp.                                  130,500             3,588,750
Cleveland-Cliffs Inc.                       118,700             4,866,700
Parker Hannifin Corp.                       140,150             4,800,138
Phelps Dodge Corp.                           75,400             4,693,650
--------------------------------------------------------------------------
                                                               22,976,438

Miscellaneous:  1.0%
--------------------------------------------------------------------------
Flight Transportation Corp.*                  4,725                     1
Snap On Inc.                                110,900             5,018,225
--------------------------------------------------------------------------
                                                                5,018,226

Motor Vehicles and Equipment:  1.9%
--------------------------------------------------------------------------
Dana Corp.                                  168,000             4,914,000
Eaton Corp.                                  86,500             4,638,563
--------------------------------------------------------------------------
                                                                9,552,563

Office and Business Equipment and Services:  8.8%
--------------------------------------------------------------------------
Borland International Inc.*                 271,300             4,476,450
Cadence Design Systems Inc.*                128,850             5,411,700
Mentor Graphics Corp.*                      270,600             4,938,450
Moore Corp. LTD                             255,200             4,753,100
New England Business Services Inc.          223,600             4,863,300
Reynolds & Reynolds Co.                     133,100             5,174,263
Seagate Technology*                         105,700             5,020,750
Sun Microsystems Inc.*                      112,100             5,114,562
Symantec Corp.*                             193,700             4,503,525
--------------------------------------------------------------------------
                                                               44,256,100

Paper:  4.1%
--------------------------------------------------------------------------
Avery Dennison Corp.                        104,900             5,258,112
Boise Cascade Corp.                         129,500             4,483,937
Chesapeake Corp.                            127,900             3,789,038
Stone Container Corp.                       216,500             3,112,187
Westvaco Corp.                              152,850             4,241,587
--------------------------------------------------------------------------
                                                               20,884,861

Petroleum and Petroleum Related: 6.7%
--------------------------------------------------------------------------
GATX                                         95,700             4,653,412
Lyondell Petrochemical Co.                  215,000             4,918,125
Occidental Petroleum Corp.                  239,000             5,108,625
Phillips Petroleum Co.                      139,900             4,774,087
Smith International Inc.*                   212,100             4,984,350
Union Texas Petroleum                       236,900             4,589,938
Williams Companies Inc.                     115,000             5,045,625
--------------------------------------------------------------------------
                                                               34,074,162

Printing and Publishing:  1.9%
--------------------------------------------------------------------------
Banta Corp.                                 112,500             4,950,000
New York Times Co.                          165,300             4,897,013
--------------------------------------------------------------------------
                                                                9,847,013

Public Utilities:  7.6%
--------------------------------------------------------------------------
Baltimore Gas & Electric Co.                170,700             4,864,950
General Public Utilities Corp.              153,200             5,208,800
Northeast Utilities                         195,900             4,775,062
Rochester Gas & Electric Corp.              198,000             4,479,750
SCE Corp.                                   260,400             4,622,100
Sierra Pacific Resources*                   209,600             4,899,400
Southwestern Public Service Co.*            145,800             4,774,950
Unicom Corp.                                149,300             4,889,575
--------------------------------------------------------------------------
                                                               38,514,587

Railroads:  2.0%
--------------------------------------------------------------------------
Burlington Northern Inc.                     58,100             4,531,800
Burlington Northern Santa Fe                  7,000               546,000
Conrail Inc.                                 68,700             4,809,000
--------------------------------------------------------------------------
                                                                9,886,800

Restaurant:  0.9%
--------------------------------------------------------------------------
Buffets Inc.*                               330,100             4,538,875
--------------------------------------------------------------------------


Retail:  7.1%
--------------------------------------------------------------------------
Eckerd Corp.*                               114,200             5,096,175
Kroger Co.*                                 138,500             5,193,750
Rite Aid Corp.                              158,100             5,414,925
Smith's Food & Drug Centers Inc.            193,400             4,883,350
Staples Inc.*                               224,450             5,470,969
Tiffany & Co.                                95,600             4,815,850
Waban Inc.*                                 267,900             5,023,125
--------------------------------------------------------------------------
                                                               35,898,144

Securities Dealers:  1.9%
--------------------------------------------------------------------------
Bear, Stearns & Co. Inc.                    238,400             4,738,200
Edwards (A G) Inc.*                         200,000             4,775,000
--------------------------------------------------------------------------
                                                                9,513,200

Shoes:  1.1%
--------------------------------------------------------------------------
Nike Inc.                                    78,700             5,479,487
--------------------------------------------------------------------------


Soaps, Cleaner and Cosmetics:  1.8%
--------------------------------------------------------------------------
Clorox Co.                                   66,300             4,748,738
International Flavors & Fragrances Inc.      94,000             4,512,000
--------------------------------------------------------------------------
                                                                9,260,738

Steel:  0.6%
--------------------------------------------------------------------------
USX Steel Group Inc.                        105,300             3,237,975
--------------------------------------------------------------------------


Telecommunications:  1.0%
--------------------------------------------------------------------------
Pacific Telesis Group                       143,100             4,811,737
--------------------------------------------------------------------------

                                            Number              Market
                                          of Shares              Value
                                          ----------          -----------

Textiles-Apparel Manufacturing:  0.9%
--------------------------------------------------------------------------
Springs Industries Inc.                      108,700           $4,497,462
--------------------------------------------------------------------------

Total Common Stocks:  94.4%
(Cost $410,931,424)                                           477,509,386
--------------------------------------------------------------------------

                                             Par
Money Market Instruments:                   Amount
                                          ----------

ITT-Hartford Group Inc.
  5.8%, 1/8/96                            $9,600,000            9,584,534
Sumitomo Corp. Of America
  6.0%, 1/5/96                            18,100,000           18,072,850
UBS Finance Inc.
  5.75%, 2/1/96                            6,200,000            6,188,117
  6.0%, 2/1/96                             1,400,000            1,398,366
United States Treasury Bill
  0.0%, 5/1/96+                              750,000              704,993
--------------------------------------------------------------------------

Total Money Market Instruments:  7.1%
(Cost $35,948,860)                                             35,948,860
--------------------------------------------------------------------------

Total Investments:  101.5%
(Cost $446,880,284)                                           513,458,246
--------------------------------------------------------------------------

Other Assets Under Liabilities:  (1.5%)                        (7,703,566)
--------------------------------------------------------------------------

Net Assets:  100.0%
(equivalent to $27.383 per share
based on 18,469,661 shares
issued and outstanding)                                       $505,754,680
===========================================================================

* Non-income producing.
+ Pledged as collateral for financial futures contracts.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995



                                                                   Lincoln                   Lincoln
                                                                   National                 National
                                                                    Growth                   Special
                                                                  and Income              Opportunities
                                                                  Fund, Inc.               Fund, Inc.
                                                               -------------------------------------------
Investment income:
    Interest                                                      $  5,126,223              $  1,659,405
----------------------------------------------------------------------------------------------------------
    Dividends                                                       39,790,594                10,372,607
----------------------------------------------------------------------------------------------------------
        Total investment income                                     44,916,817                12,032,012
----------------------------------------------------------------------------------------------------------

Expenses:
    Management fees                                                  5,077,981                 1,809,514
----------------------------------------------------------------------------------------------------------
    Directors fees                                                       3,000                     3,000
----------------------------------------------------------------------------------------------------------
    Printing and Postage                                                14,924                    29,849
----------------------------------------------------------------------------------------------------------
    Other                                                              189,603                    59,359
----------------------------------------------------------------------------------------------------------
        Total expenses                                               5,285,508                 1,901,722
----------------------------------------------------------------------------------------------------------
Net investment income                                               39,631,309                10,130,290
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments:
    Net realized gain (loss) on:
          Investment transactions                                  112,217,388                40,236,411
----------------------------------------------------------------------------------------------------------
          Options written                                                    -                (2,078,011)
----------------------------------------------------------------------------------------------------------
           Net realized gain on investments                        112,217,388                38,158,400
----------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
      or depreciation on:
          Investments                                              328,786,475                62,954,572
----------------------------------------------------------------------------------------------------------
          Options written                                                    -                    20,675
----------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation
on investments                                                     328,786,475                62,975,247
----------------------------------------------------------------------------------------------------------
Net gain on investments                                            441,003,863               101,133,647
----------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                         $480,635,172              $111,263,937
==========================================================================================================

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Years Ended December 31, 1994 and 1995

                                              Lincoln                Lincoln
                                              National              National
                                               Growth                Special
                                             and Income           Opportunities
                                             Fund, Inc.             Fund, Inc.
                                        ----------------------------------------

Net Assets at January 1, 1994                $1,034,105,477        $273,997,784

--------------------------------------------------------------------------------
Changes from operations:
  Net investment income                          31,708,118           7,440,312
--------------------------------------------------------------------------------
  Net realized gain on investments               69,061,295          15,004,876
--------------------------------------------------------------------------------
  Net change in unrealized appreciation
    or depreciation on investments              (86,360,222)        (25,542,877)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      14,409,191          (3,097,689)
--------------------------------------------------------------------------------

Dividends to shareholder from:
  Net investment income                         (31,708,118)         (7,440,312)
--------------------------------------------------------------------------------
  Net realized gain on investments              (45,931,842)        (18,072,011)
--------------------------------------------------------------------------------
    Total dividends to shareholder              (77,639,960)        (25,512,323)
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from capital share transactions     190,449,599          73,029,402
--------------------------------------------------------------------------------

  Total increase in net assets                  127,218,830          44,419,390
--------------------------------------------------------------------------------


Net Assets at December 31, 1994              $1,161,324,307        $318,417,174


Changes from operations:
  Net investment income                          39,631,309          10,130,290
--------------------------------------------------------------------------------
  Net realized gain on investments              112,217,388          38,158,400
--------------------------------------------------------------------------------
  Net change in unrealized appreciation
    or depreciation on investments              328,786,475          62,975,247
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                     480,635,172         111,263,937
--------------------------------------------------------------------------------

Dividends to shareholder from:
  Net investment income                         (39,631,309)        (10,130,290)
--------------------------------------------------------------------------------
  Net realized gain on investments              (69,061,295)        (15,004,876)
--------------------------------------------------------------------------------
    Total dividends to shareholder             (108,692,604)        (25,135,166)
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from capital share transactions     300,183,582         101,208,735
--------------------------------------------------------------------------------

    Total increase in net assets                672,126,150         187,337,506
--------------------------------------------------------------------------------
Net Assets at December 31, 1995              $1,833,450,457        $505,754,680
================================================================================

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUNDS: Lincoln National Growth and Income Fund, Inc., is registered as an open-end, diversified management investment company and Lincoln National Special Opportunities Fund, Inc. is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

The Funds' investment objectives are as follows:

       FUND                               INVESTMENT OBJECTIVE
       ----                               --------------------

Lincoln National Growth       The investment objective is to maximize long-term
and Income Fund, Inc.         capital appreciation. The Fund buys stocks of
                              established companies.

Lincoln National Special      The investment objective is to maximize capital
Opportunities Fund, Inc.      appreciation. The Fund primarily invests in mid-
                              size companies whose stocks have significant growth potential. Current income is a secondary consideration.

INVESTMENT VALUATION: Investments are stated at value. Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest and market risks by entering into derivative transactions. These hedges include options and financial futures. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last bid price for options purchased and the last asked price for options written. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments in securities are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

EXPENSES: The custodian bank of the Lincoln National Growth and Income Fund, Inc. and Lincoln National Special Opportunities Fund, Inc. has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1995, the custodial fees offset arrangements were not material to either total expenses or the calculation of average net assets and the ratio of expenses to average net assets.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. OTHER ASSETS UNDER LIABILITIES

The statement of net assets accounts "Other Assets Under Liabilities" at December 31, 1995 consisted of the following assets (liabilities):

                                      LINCOLN        LINCOLN
                                     NATIONAL        NATIONAL
                                      GROWTH         SPECIAL
                                    AND INCOME    OPPORTUNITIES
                                    FUND, INC.      FUND, INC
                                   -------------  --------------

Cash                               $    830,757    $  1,203,486
---------------------------------------------------------------
Receivable for dividends earned       4,440,444       1,190,953
---------------------------------------------------------------
Receivable for interest earned          358,793          61,939
---------------------------------------------------------------
Receivable for securities sold                -       3,791,213
---------------------------------------------------------------
Dividends declared and unpaid       (39,631,309)    (10,130,290)
---------------------------------------------------------------
Payable for securities
  purchased                          (1,368,346)     (3,338,623)
---------------------------------------------------------------
Management fees payable                (511,243)       (175,592)
---------------------------------------------------------------
Other, net                              (11,442)       (306,652)
---------------------------------------------------------------
                                   $(35,892,346)   $ (7,703,566)
                                   ============================


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln Investment Management, Inc. (the Advisor) manages the Funds' investment portfolios, maintains their accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Funds. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000. If the aggregate annual expenses of the Funds, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceeds 1 1/2% of the average daily net asset value of the Fund, the Advisor will reimburse the Funds in the amount of such excess. No reimbursement was due for the year ended December 31, 1995.

Certain officers and directors of the Funds are also officers or directors of the Company. The compensation of unaffiliated directors of the Funds is borne by the Funds.


4. ANALYSIS OF NET ASSETS

The analysis of net assets at December 31, 1995 consisted of the following:

                                                  LINCOLN         LINCOLN
                                                  NATIONAL       NATIONAL
                                                   GROWTH         SPECIAL
                                                 AND INCOME    OPPORTUNITIES
                                                 FUND, INC.     FUND, INC.
                                               --------------  -------------
Common Stock, par value
  $.01 per share **                            $      616,153   $    184,697
----------------------------------------------------------------------------
Paid-in capital in excess of par
  value of shares issued                        1,346,965,201    401,072,386
----------------------------------------------------------------------------
Undistributed net realized gain
  on investments                                  112,217,388     38,158,400
----------------------------------------------------------------------------
Net unrealized appreciation or depreciation
  on investments                                  373,651,715     66,339,197
----------------------------------------------------------------------------
                                               $1,833,450,457   $505,754,680
                                               =============================

** The Lincoln National Growth and Income Fund, Inc. and the Lincoln National
   Special Opportunities Fund, Inc. have 100,000 and 50,000 shares authorized, respectively.

5. INVESTMENTS

The cost of investments for federal income tax purposes is the same as for book purposes. The aggregate cost of investments purchased, the aggregate proceeds from investments sold, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation of investments and other financial instruments at December 31, 1995 are as follows:

                              AGGREGATE     AGGREGATE       GROSS         GROSS         NET
                              COST OF       PROCEEDS     UNREALIZED    UNREALIZED    UNREALIZED
                              PURCHASES     FROM SALES   APPRECIATION  DEPRECIATION  APPRECIATION
                             ------------  ------------  ------------  ------------  -------------

Lincoln National Growth
 and Income Fund, Inc.       $956,735,084  $746,186,273  $419,990,161  $(46,338,446)  $373,651,715
Lincoln National Special
 Opportunities Fund, Inc.     430,824,124   358,721,194    84,294,639   (17,955,442)    66,339,197


6.  SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options which are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for 1995 is summarized as follows:

                                             LINCOLN NATIONAL SPECIAL
                                             OPPORTUNITIES FUND, INC.
                                            --------------------------
                                             NUMBER OF      PREMIUMS
                                               SHARES       RECEIVED
                                            --------------------------

Options outstanding at January 1, 1995          125,400   $   204,656
Options written                               2,455,200    11,009,524
Options exercised                              (399,500)   (2,744,150)
Options expired                                (134,800)     (241,498)
Options closed                               (2,046,300)   (8,228,532)
                                             ------------------------

Options outstanding at December 31, 1995              0   $         0
                                             ========================

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1995 was $704,993 for the Lincoln National Special Opportunities Fund, Inc. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Purchased financial futures contracts open at December 31, 1995 were as follows:

                                                            UNDERLYING   EXPIRATION  UNREALIZED
FUND                        CONTRACTS                       FACE AMOUNT     DATE        LOSS
-----------------------------------------------------------------------------------------------
Lincoln National Special    85 S&P 400 midcap stock index   $9,505,890   March 1996  $(238,765)
Opportunities Fund, Inc.

7. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                         SHARES ISSUED UPON                                      NET INCREASE
                                     CAPITAL               REINVESTMENT OF            CAPITAL SHARES        RESULTING FROM CAPITAL
                                   SHARES SOLD                DIVIDENDS                  REDEEMED             SHARE TRANSACTIONS
                             ------------------------  -----------------------  --------------------------  ------------------------
                               SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                             ----------  ------------  ---------  ------------  -----------  -------------  ----------  ------------

Year Ended
 December 31, 1994:

Lincoln National Growth
 and Income Fund, Inc.        6,010,672  $141,925,232  2,859,641  $ 69,491,281    (899,760)  $(20,966,914)   7,970,553  $190,449,599

Lincoln National Special
 Opportunities Fund, Inc.     4,246,768    96,029,031    983,331    23,219,317  (2,057,740)   (46,218,946)   3,172,359    73,029,402


Year Ended
 December 31, 1995:

Lincoln National Growth
 and Income Fund, Inc.        8,053,315   216,522,961  4,377,795   100,769,413    (665,107)   (17,108,792)  11,766,003   300,183,582

Lincoln National Special
 Opportunities Fund, Inc.     3,684,568    92,454,762  1,003,269    22,445,188    (584,289)   (13,691,215)   4,103,548   101,208,735


8.  DISTRIBUTION TO SHAREHOLDER

The Funds declare dividends daily on net investment income and annually on net realized gains, if any. Dividends are distributed annually.

9. FUND NAME CHANGE

Effective April 28, 1995, the name of the Lincoln National Growth Fund, Inc. was changed to the Lincoln National Growth and Income Fund, Inc.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout the year)

                                Income from Investment Operation                       Less Dividends From:
                       ----------------------------------------------------    -------------------------------------
            Net                                 Net
           Asset                           Realized and            Total
Year       Value           Net              Unrealized             From           Net        Net Realized
Ended    Beginning      Investment        Gain(Loss) on         Investment     Investment      Gain on       Total
12/31    of Period     Income(Loss)        Investments          Operations      Income      Investments   Dividends
====================================================================================================================
                                             Lincoln National Growth and Income Fund, Inc.
1986       $16.138          $0.544               $2.147              $2.691      ($0.544)       ($0.254)    ($0.798)
1987        18.031           0.587                2.148               2.735       (0.587)        (0.539)     (1.126)
1988        19.640           0.540                0.729               1.269       (0.540)        (2.997)     (3.537)
1989        17.372           0.793                2.859               3.652       (0.793)             -      (0.793)
1990        20.231           0.512               (0.539)             (0.027)      (0.512)        (1.068)     (1.580)
1991        18.624           0.617                5.142               5.759       (0.617)             -      (0.617)
1992        23.766           0.663               (0.336)              0.327       (0.663)        (0.503)     (1.166)
1993        22.927           0.610                2.285               2.895       (0.610)        (0.519)     (1.129)
1994        24.693           0.668               (0.428)              0.240       (0.668)        (0.968)     (1.636)
1995        23.297           0.701                7.680               8.380       (0.701)        (1.221)     (1.921)

             Net                                  Ratio of Net
            Asset                    Ratio of      Investment                 Net Assets
Year        Value                    Expenses       Income       Portfolio      At End
Ended        End         Total      To Average    To Average     Turnover     of Period
12/31     of Period     Return*     Net Assets     Net Asset       Rate        (000's)
=======================================================================================
1986        $18.031       16.77%          0.50%         3.06%      55.22%    $  105,781
1987         19.640       14.75%          0.52%         2.78%     142.01%       177,354
1988         17.372        8.06%          0.54%         3.08%     179.88%       209,513
1989         20.231       19.86%          0.50%         4.06%     208.98%       295,399
1990         18.624        1.68%          0.48%         2.79%      59.47%       356,329
1991         23.766       30.83%          0.44%         2.86%      33.59%       581,297
1992         22.927        1.24%          0.41%         2.97%      74.50%       765,457
1993         24.693       13.31%          0.38%         2.58%      60.76%     1,034,105
1994         23.297        0.65%          0.37%         2.85%      76.34%     1,161,324
1995         29.756       39.06%          0.35%         2.64%      51.76%     1,833,450


                                Income from Investment Operation                       Less Dividends From:
                       ----------------------------------------------------    -------------------------------------
            Net                                 Net
           Asset                           Realized and            Total
Year       Value           Net              Unrealized             From           Net        Net Realized
Ended    Beginning      Investment        Gain(Loss) on         Investment     Investment      Gain on       Total
12/31    of Period     Income(Loss)        Investments          Operations       Income      Investments   Dividends
====================================================================================================================
                                             Lincoln National Special Opportunities Fund, Inc.
1986       $17.233          $0.178              ($0.616)            ($0.438)     ($0.178)        $    -     ($0.178)
1987        16.617           0.064                1.316               1.380       (0.064)             -      (0.064)
1988        17.933           0.060                0.327               0.387       (0.060)        (2.659)     (2.719)
1989        15.601           0.276                4.904               5.180       (0.276)             -      (0.276)
1990        20.505           0.236               (1.931)             (1.695)      (0.236)        (1.208)     (1.444)
1991        17.366           0.323                7.195               7.518       (0.323)             -      (0.323)
1992        24.561           0.546                1.106               1.652       (0.546)        (0.955)     (1.501)
1993        24.712           0.530                2.703               3.233       (0.530)        (2.937)     (3.467)
1994        24.478           0.565               (0.942)             (0.377)      (0.565)        (1.372)     (1.937)
1995        22.164           0.616                6.131               6.747       (0.616)        (0.912)     (1.528)

             Net                                  Ratio of Net
            Asset                    Ratio of      Investment                 Net Assets
Year        Value                    Expenses       Income       Portfolio      At End
Ended        End         Total      To Average    To Average     Turnover      of Period
12/31     of Period     Return*     Net Assets     Net Asset       Rate         (000's)
========================================================================================
1986        $16,617      (2.50%)          0.54%          1.00%      102.32%     $ 43,369
1987         17.933       8.77%           0.56%          0.31%      110.80%       58,866
1988         15.601       3.73%           0.59%          0.39%       73.91%       63,982
1989         20.505      31.92%           0.55%          1.50%       92.56%       75,245
1990         17.366      (7.28%)          0.55%          1.33%       37.50%       83,762
1991         24.561      43.14%           0.53%          1.49%      111.60%      132,753
1992         24.712       6.24%           0.53%          2.35%      128.49%      189,867
1993         24.478      18.31%           0.49%          2.29%       74.11%      273,998
1994         22.164      (1.55%)          0.48%          2.49%       74.63%      318,417
1995         27.383      32.05%           0.45%          2.39%       90.12%      505,755

* Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Account C, D, G, and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages noted in the letter at the front of this booklet (those percentages are based on the change in unit values).

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND SHAREHOLDER OF LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

We have audited the accompanying statements of net assets of Lincoln National Growth and Income Fund, Inc. and Lincoln National Special Opportunities Fund, Inc. (Funds) as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights presented herein for each of the respective years or periods in the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights presented herein for each of the respective years or periods in the period ended December 31, 1995 in conformity with generally accepted accounting principles.



                                       /S/ ERNST & YOUNG LLP

Fort Wayne, Indiana
January 24, 1996